GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	3 Months Ended
Mar. 31, 2022
Schedule Of General And Administrative Expenses
	March 31, 2022	March 31, 2021
Salaries and benefits	$438	$337
Office and miscellaneous	174	156
Management and consulting fees	116	155
Investor relations	52	24
Travel and promotion	10	8
Professional fees	208	143
Directors fees	41	42
Regulatory and compliance fees	47	40
Depreciation	30	29
	$1,116	$934